Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2020
Benson Hill, Inc
Goodwill and Other Intangible Assets

9. Goodwill and Other Intangible Assets

Information regarding our goodwill and intangible assets are as follows:

			Accumulated
	Useful Life	Gross Amount	Amortization	Net
December 31, 2020
Goodwill	Indefinite	$9,260	$—	$9,260
Customer relationships	15 years	9,186	(1,021)	8,165
Trade names	10 years	2,355	(407)	1,948
Employment agreements	2 years	436	(436)	—
IPRD	Indefinite	4,710	—	4,710
		$25,947	$(1,864)	$24,083

			Accumulated
	Useful Life	Gross Amount	Amortization	Net
December 31, 2019
Goodwill	Indefinite	$14,331	$—	$14,331
Customer relationships	15 years	9,743	(447)	9,296
Trade names	10 years	2,355	(134)	2,211
Employment agreements	2 years	436	(222)	224
IPRD	Indefinite	4,710	—	4,710
		$31,575	$(803)	$30,772

In conjunction with the quantitative goodwill impairment analysis performed during 2020 as part of our annual test, we concluded that the goodwill carrying amount exceeded the fair value at our Dakota Dry Bean and Fresh reporting units.

The impairment at the DDB reporting unit was driven by reduced demand for, and margins on, pet food ingredients as driven by lower sales of grain-free companion animal pet food coupled with higher yellow pea processing capacity resulting in an impairment charge of $2,954. After the impairment charge, the goodwill balance associated with the DDB reporting unit is zero.

The impairment at the Fresh reporting unit was driven by lower sales and earnings primarily resulting from the impact of the COVID-19 global pandemic coupled with a series of negative weather events in late 2020. Although a recovery from these negative events, and a return to profitability is expected over time, the near-term impact of these events and uncertainties on timing of recovery resulted in an impairment charge of $1,878. After the impairment charge, the goodwill balance associated with the Fresh reporting unit is zero.

The impairment charges were based upon estimated discounted cash flows, including estimates of future sales volumes, sales prices, production costs and a risk-adjusted cost of capital. These estimates generally constitute unobservable Level 3 inputs under the fair value hierarchy.

The goodwill balance remaining at December 31, 2020 is attributable to our SGI acquisition and included in our Soy reporting unit.

Amortization expense on definite lived intangibles was $1,124, $841 and $356 for the years ended December 31, 2020, 2019 and 2018, respectively.

As of December 31, 2020, future amortization of intangible assets, with the exception of the $4,710 of IPRD assets that will be amortized once the corresponding projects have been completed, is estimated as follows:

Amount
Year ending December 31:
2021	$849
2022	849
2023	847
2024	847
2025	847
Thereafter	5,874
$10,113

The weighted average amortization period in total and by intangible asset class as of December 31, 2020 is as follows:

Customer relationships	13.3 years
Trade names	8.3 years
Total	12.4 years